Segment Disclosures (Details) $ in Thousands, $ in Thousands	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Statement [Line Items]
Mineral Property Interests	$ 23,781	$ 23,781	$ 15,820	$ 15,820
Leasehold Improvements And Equipment		44		83
Canada
Statement [Line Items]
Mineral Property Interests		20,341		12,024
Leasehold Improvements And Equipment		44		83
US
Statement [Line Items]
Mineral Property Interests		$ 3,440		$ 3,796